Revenue from Contracts with Customers - Details of Incremental Costs of Obtaining Contract Recognized As Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Capitalized platform processing fee	₩ 2,386	₩ 1,557